SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Non-controlling interests (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Noncontrolling Interest [Line Items]
Noncontrolling interests	$ 1,911,394	$ 1,809,852
Chengdu QLS and subsidiaries
Noncontrolling Interest [Line Items]
Acquired equity interest, subsidiaries, percentage	7.76%
Chengdu QLS and subsidiaries
Noncontrolling Interest [Line Items]
Equity interest, percentage	79.51%	71.75%
Gansu QLS
Noncontrolling Interest [Line Items]
Ownership interest (in percent)	0.786%	0.786%
Noncontrolling interests	$ 237,397	$ 240,683
Chengdu QLS and subsidiaries
Noncontrolling Interest [Line Items]
Ownership interest (in percent)	20.49%	20.49%
Noncontrolling interests	$ 1,673,997	$ 1,569,169